COMMITMENTS AND CONTINGENCIES (Details 3) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended		1 Months Ended
	Nov. 30, 2011 Alleged breach of a solar cell supply contract Suntech Japan USD ($)	Nov. 30, 2011 Alleged breach of a solar cell supply contract Suntech Japan EUR (€)	May 31, 2011 Alleged breach of a solar cell supply contract Suntech Japan USD ($)	May 31, 2011 Alleged breach of a solar cell supply contract Suntech Japan EUR (€)	Dec. 31, 2011 Alleged breach of a solar cell supply contract Suntech Japan USD ($)	Dec. 31, 2011 Alleged breach of a solar cell supply contract Suntech Japan EUR (€)	Mar. 31, 2012 Trade action for alleged violation of US antidumping and countervailing duty laws D	May 31, 2010 Guarantee to GSF investee companies EUR (€)	Dec. 31, 2011 Guarantee to GSF investee companies USD ($)
Legal matters and Guarantee
Amount claimed by plaintiff					$ 21.3	€ 16.4
Additional amount claimed by plaintiff			5.0	4.1
Amount to be paid to competitor as ordered by court	18.2	14.0
Percentage of competitor's legal expenses for which the entity is liable	80.00%	80.00%
Accrued liability	17.5
Rate of additional duties imposed on imports (as a percent)							2.90%
Period for which additional duties on imports may be applied retroactively from March 26, 2012 (Federal Register notice date) (in days)							90
Debt facility granted to GSF investee companies by third party financial institution for which the company has provided guarantee								554.2
German Government Bonds pledged by GSF Capital Pte Ltd.								560.0
Fair value of the debt guarantee									2
Carrying amount of the guarantee									$ 1.8